Loans and Financing - Schedule of Reconciliation of Movements of Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Movements of Liabilities [Abstract]
Balance	R$ 701,902	R$ 717,418
Balance	990,144	701,902	R$ 717,418
Borrowing	153,706	124,258
cost capture	(300)
Interest expense	70,877	54,546
Principal paid	(305,297)	(179,804)
Amortization of costs	8,177
Interest paid	(62,838)	(50,260)
Business Combination		28,895
Cash for asset acquisition - non-cash event	220,005	29,193
Transfer		20,913
SWAP Result	(17,536)
The effect of changes in foreign exchange rates	R$ 221,448	R$ (43,257)